ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

June 29, 2018	William M. Beaudoin T +1 617 854 2337 William.Beaudoin@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	AMG Funds IV

File Nos. 033-68666 and 811-08004

Ladies and Gentlemen:

On behalf of AMG Funds IV (the “Trust”) and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, accompanying this letter for filing are exhibits containing an XBRL interactive data file relating to the supplements, filed with the Securities and Exchange Commission on June 8, 2018 under Rule 497(e) (SEC Accession No. 0001193125-18-187835), to the:

(i)	Prospectus for AMG River Road Dividend All Cap Value Fund, dated March 1, 2018, as supplemented April 18, 2018;

(ii)	Prospectus for AMG River Road Dividend All Cap Value Fund II, dated March 1, 2018, as supplemented April 18, 2018;

(iii)	Prospectus for AMG River Road Small Cap Value Fund, dated March 1, 2018, as supplemented April 18, 2018; and

(iv)	Prospectus for AMG River Road Small-Mid Cap Value Fund, dated March 1, 2018, as supplemented April 18, 2018.

The purpose of this filing is to submit an XBRL interactive data file in the manner provided by Rule 405 of Regulation S-T, General Instruction C.3.(g) of Form N-1A, and Rule 497(e).

If you have any questions concerning this filing, please call me at (617) 854-2337.

Sincerely,

/s/ William M. Beaudoin
William M. Beaudoin